SEGMENT REPORTING (Details Narrative)	9 Months Ended
	Sep. 30, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | Integer	2
Total assets	$ 14,181,641	$ 8,908,660
Biotechnology Segment [Member]
Segment Reporting Information [Line Items]
Total assets	12,103,537	8,366,785
Technology Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 2,078,104	$ 541,875